Consolidated statements of changes in equity - BRL (R$) R$ in Thousands		Total	Issued capital	Advance for future capital increase	Treasury shares	Capital reserve	Other comprehensive income	Accumulated losses
Beginning balance at Dec. 31, 2020		R$ (14,148,750)	R$ 2,246,367	R$ 20,625	R$ (13,182)	R$ 1,947,887	R$ 655	R$ (18,351,102)
Loss for the year		(4,213,208)						(4,213,208)
Post-employment benefit		5,144					5,144
Total comprehensive loss		(4,208,064)					5,144	(4,213,208)
Share buyback		(16,198)			16,198
Share-based payment (*)	[1]	40,009	44,509	(20,505)	17,421	(1,416)
Ending balance at Dec. 31, 2021		(18,333,003)	2,290,876	120	(11,959)	1,946,471	5,799	(22,564,310)
Loss for the year		(722,367)						(722,367)
Post-employment benefit		(518)					(518)
Total comprehensive loss		(722,885)					(518)	(722,367)
Share buyback		(3,923)			3,923
Share-based payment (*)	[1]	52,311	23,065	(59)	5,678	23,627
Ending balance at Dec. 31, 2022		(19,007,500)	2,313,941	61	(10,204)	1,970,098	5,281	(23,286,677)
Loss for the year		(2,380,456)						(2,380,456)
Post-employment benefit		(2,175)					(2,175)
Total comprehensive loss		(2,382,631)					(2,175)	(2,380,456)
Share buyback		(6,826)			(6,826)
Share-based payment (*)	[1]	69,109	880	728	7,989	59,512
Ending balance at Dec. 31, 2023		R$ (21,327,848)	R$ 2,314,821	R$ 789	R$ (9,041)	R$ 2,029,610	R$ 3,106	R$ (25,667,133)

[1]	(*)